16) Income tax and social contribution (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Calculation Of Income Tax And Social Contribution Charges [Abstract]
Income before income tax and social contribution		R$ 4,075,295	R$ 13,381,078	R$ 19,442,015
Total burden of income tax and social contribution at the current rates (Note 2t)		(1,833,883)	(5,352,431)	(8,748,907)
Effect of additions and exclusions in the tax calculation:
Earnings (losses) of associates and joint ventures		200,186	480,433	756,169
Interest on shareholders' equity		2,496,587	2,949,143	3,284,368
Other amounts	[1]	11,095,776	9,714,984	2,014,794
Income tax and social contribution for the period		R$ 11,958,666	R$ 7,792,129	R$ (2,693,576)
Effective rate		293.40%	58.20%	13.90%

[1]	Primarily, includes: (i) the exchange variation of assets and liabilities, derived from investments abroad, in the amount of R$10,047,819 thousand (R$934,897 thousand in 2019 and R$3,735,509 thousand in 2018); (ii) in 2019 the amount of R$6,403,185 thousand, referring to the increase in the social contribution rate on banks' net income from 15% to 20% on temporary differences and negative basis, as established in Constitutional Amendment no. 103 enacted in November 2019; (iii) the equalization of the effective rate of non-bank financial companies and companies in the insurance industry, as of 2020, and of non-financial companies, in relation to that shown; and (iv) the deductions encouraged.